4. Trade Receivables	12 Months Ended
Dec. 31, 2012
Trade Receivables
Trade Receivables

The trade receivables amount included in the consolidated balance sheets as of December 31, 2011 and 2012 were as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Trade receivables	¥23,463,849	¥27,994,442	$4,493,418
Less : Allowance for doubtful accounts	(3,559,207)	(2,811,934)	(451,347)
Trade receivables, net	¥19,904,642	¥25,182,508	$4,042,071

The movement of the allowance for doubtful accounts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Balance at the beginning of the year	¥2,987,733	¥3,559,207	$571,292
Provision for the year	4,118,618	2,290,370	367,630
Write-offs	(3,547,144)	(3,037,643)	(487,575)
Balance at the end of the year	¥3,559,207	¥2,811,934	$451,347